Document and Entity Information	Dec. 18, 2017
Prospectus:
Document Type	497
Document Period End Date	Dec. 18, 2017
Registrant Name	ROYCE FUND
Central Index Key	0000709364
Amendment Flag	false
Document Creation Date	Dec. 18, 2017
Document Effective Date	Dec. 18, 2017
Prospectus Date	May 01, 2017
Royce ISI Prospectus | Royce Premier Fund | Investment Class
Prospectus:
Trading Symbol	RYPRX
Royce ISI Prospectus | Royce Premier Fund | Service Class
Prospectus:
Trading Symbol	RPFFX
Royce ISI Prospectus | Royce Premier Fund | Institutional Class
Prospectus:
Trading Symbol	RPFIX
Royce CRK Prospectus | Royce Premier Fund | Consultant Class
Prospectus:
Trading Symbol	RPRCX
Royce CRK Prospectus | Royce Premier Fund | R Class
Prospectus:
Trading Symbol	RPRRX
Royce W Prospectus | Royce Premier Fund | W Class
Prospectus:
Trading Symbol	RPRWX